Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Maturity Analysis of the Undiscounted Cash Flows of Operating Lease Liabilities
A maturity analysis of the undiscounted cash flows of the Company’s operating lease liabilities as at December 31, 2024 and 2025 is presented in the following table:

	December 31, 2024	December 31, 2025
	(in thousands)
One year	$1,314	$1,273
Between one and two years	1,138	1,495
Between two and three years	1,342	139
Between three and four years	92	25
Between four and five years	23	—
Total undiscounted operating lease commitments	3,909	2,932
Less: Discount adjustment	(155)	(93)
Total operating lease liabilities	3,754	2,839
Less: current portion	(1,180)	(1,203)
Total operating lease liabilities, non-current portion	$2,574	$1,636